Capital and Reserves	12 Months Ended
Dec. 31, 2022
Capital and Reserves
Capital and Reserves
6.	CAPITAL AND RESERVES

(a)	Authorized Share Capital

At December 31, 2022 and 2021, authorized share capital consisted of an unlimited number of common shares ("Shares") with no par value. At December 31, 2022, 529,779,388 (2021 – 529,779,388) Shares were issued and fully paid.

(b)	Share Purchase Warrants and Options not Issued under the Group’s Incentive Plan

The following reconciles outstanding warrants and non-employee options (options that were not issued under the Group’s incentive plan (see below)), each exercisable to acquire one share, for the year ended December 31, 2022 and 2021 respectively:

Continuity	Cannon Point options [1]	warrants [2]	Total
Balance January 1, 2021	211,500	17,713,265	17,924,765
Exercised	(117,500)	(14,318,452)	(14,435,952)
Expired	–	(3,394,813)	(3,394,813)
Balance December 31, 2021	94,000	–	94,000
Expired	(56,400)	–	(56,400)
Balance December 31, 2022	37,600	–	37,600

	Cannon Point options	Total
December 31, 2022
Exercise price	$0.29	$0.29
Remaining life in years	1.94	1.94
December 31, 2021
Exercise price	$0.36	$0.36
Remaining life in years	1.74	1.74

Notes to tables:

	1.	The Group issued options in exchange for those which were outstanding in Cannon Point Resources Ltd. ("Cannon Point") on the acquisition of the company in October 2015.

	2.	Warrants were issued pursuant to the June 2016 prospectus financing, July 2016 private placement and the 2019 non-revolving term loan credit facility agreement.

(c)	Share Purchase Option Compensation Plan

The Group has a share purchase option plan approved by the Group’s shareholders that allows the Board of Directors to grant share purchase options, subject to regulatory terms and approval, to its officers, directors, employees, and service providers. The share purchase option plan (the "2021 Rolling Option Plan") is based on the maximum number of eligible shares (including any issuances from the Group’s RSU and DSU plans ) equaling a rolling percentage of up to 8% of the Company's outstanding Shares, calculated from time to time. Pursuant to the 2021 Rolling Option Plan, if outstanding share purchase options ("options") are exercised and the number of issued and outstanding shares of the Company increases, then the options available to grant under the plan increase proportionately (assuming there are no issuances under the RSU and DSU plans). The exercise price of each option is set by the Board of Directors at the time of grant but cannot be less than the market price, being the 5-day volume weighted average trading price calculated the day before the grant. Options can have a maximum term of five years and typically terminate 90 days following the termination of the optionee’s employment or engagement. In the case of death or retirement, any outstanding vested options will expire the earlier of the expiry date or one year from date of death or retirement. The vesting period for options is at the discretion of the Board of Directors at the time the options are granted.

The following reconciles the Group’s share purchase options ("options") issued and outstanding pursuant to the Group’s incentive plan for the year ended December 31, 2022 and 2021:

Continuity of options	Number of options	Weighted average exercise price ($/option)
Balance January 1, 2021	28,481,500	1.20
Exercised	(5,084,000)	0.51
Expired	(2,572,000)	0.61
Balance December 31, 2021	20,825,500	1.45
Expired	(4,386,000)	1.75
Granted [1]	11,254,000	0.41
Balance December 31, 2022	27,693,500	0.98

Note to table:

1.

The weighted average fair value for options granted during the year was estimated at $0.29 per option, using the Black-Scholes option pricing model with the following weighted average assumptions: risk-free interest rate of 3.07%, expected life of 5 years, expected volatility of 99.02% (based on the historical and implied volatility of the Company’s share price on the TSX), share price of $0.39 on grant date and expected dividend yield of nil.

For the year ended December 31, 2022, the Group recognized share-based compensation ("SBC") of $2,277 (2021 – $2,846) for options in the statement of comprehensive loss.

The following table summarizes information on options outstanding as at the reported dates:

	December 31, 2022			December 31, 2021
Exercise prices ($)	Number of options outstanding	Number of options exercisable	Weighted Average Remaining contractual life (years)	Number of options outstanding	Number of options exercisable	Weighted Average Remaining contractual life (years)
0.41	11,254,000	5,627,000	4.63	–	–	–
0.76	3,300,000	3,300,000	0.61	3,300,000	3,300,000	1.61
0.99	6,368,500	6,368,500	1.74	6,368,500	6,368,500	2.74
1.75	–	–	–	4,386,000	4,386,000	0.57
2.01	6,696,000	6,696,000	2.55	6,696,000	6,696,000	3.55
2.34	75,000	75,000	0.58	75,000	75,000	1.58
Total	27,693,500	22,066,500		20,825,500	20,825,500

The weighted average contractual life for options outstanding was 2.97 (December 31, 2021 – 2.36) years per option. The weighted average contractual life and exercise price for exercisable options as at December 31, 2022 was 2.55 (December 31, 2021 – 2.36) years and $1.12 (December 31, 2021 – $1.45) per option.

(d)	Deferred Share Units ("DSUs")

The Group has a DSU plan approved by the Group’s shareholders, which allows the Board, at its discretion, to award DSUs to non-executive directors for services rendered to the Group and also provides that non-executive directors may elect to receive up to 100% of their annual compensation in DSUs. The aggregate number of DSUs outstanding pursuant to the DSU plan may not exceed 1% of the issued and outstanding shares from time to time provided the total does not result in the total shares issuable under all the Group’s share-based compensation plans (i.e. including the Group’s option and restricted share unit plans) exceeding 8% of the total number of issued outstanding shares. DSUs are payable when the non-executive director ceases to be a director including in the event of death. DSUs may be settled in shares issued from treasury, by the delivery to the former director of shares purchased by the Group in the open market, payment in cash, or any combination thereof, at the discretion of the Group.

The following reconciles DSUs outstanding for the year ended December 31, 2022 and 2021:

Continuity of DSUs	Number of DSUs	Weighted average fair value ($/DSU)
Balance January 1, 2021	458,129	0.69
Granted	19,582	0.60
Balance December 31, 2021	477,711	0.69
Granted	61,575	0.39
Balance December 31, 2022	539,286	0.65

SBC of $24 (2021 – $12) was recognized on grant date in the statement of comprehensive loss, based on the aggregate market value of shares on grant date, with a corresponding increase in the equity-settled share payment reserve in equity.

(e)	Foreign Currency Translation Reserve

Continuity
Balance January 1, 2021	$29,661
Loss on translation of foreign subsidiaries	(903)
Balance December 31, 2021	28,758
Gain on translation of foreign subsidiaries	9,299
Balance December 31, 2022	$38,057

The foreign currency translation reserve represents accumulated exchange differences arising on the translation, into the Group’s presentation currency (the Canadian dollar), of the results of operations and net assets of the Group’s subsidiaries with a US dollar functional currency.